17. REGULATORY CAPITAL (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Actual
Total risk based capital (to risk-weighted assets)	$ 79,670	$ 75,082
Total risk based capital (to risk-weighted assets) Percentage	14.09%	14.30%
Tier one capital (to risk-weighted assets)	72,580	68,493
Tier one capital (to risk-weighted assets) Percentage	12.82%	13.02%
Tier one capital (to average assets)	72,580	68,493
Tier one capital (to average assets) Percentage	8.65%	8.77%
For capital adequacy purposes required
Total risk based capital (to risk-weighted assets)	45,260	42,029
Total risk based capital (to risk-weighted assets) Percentage	8.00%	8.00%
Tier one capital (to risk-weighted assets)	22,630	21,015
Tier one capital (to risk-weighted assets) Percentage	4.00%	4.00%
Tier one capital (to average assets)	33,513	31,221
Tier one capital (to average assets) Percentage	4.00%	4.00%
To be well capitalized under prompt corrective action provisions required
Total risk based capital (to risk-weighted assets)	56,576	52,537
Total risk based capital (to risk-weighted assets) Percentage	10.00%	10.00%
Tier one capital (to risk-weighted assets)	33,945	31,522
Tier one capital (to risk-weighted assets) Percentage	6.00%	6.00%
Tier one capital (to average assets)	$ 41,891	$ 39,026
Tier one capital (to average assets) Percentage	5.00%	5.00%